CONDENSED INTERIM STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Capital reserve [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2017	$ 2,836	$ 240,682	$ 10,337	$ (1,416)	$ (199,558)	$ 52,881
CHANGES FOR
Issuance of share capital, net	83	2,764				2,847
Employee stock options exercised	1	38	(39)
Employee stock options forfeited and expired		399	(399)
Share-based compensation			1,444			1,444
Comprehensive loss for the period					(10,986)	(10,986)
BALANCE at Jun. 30, 2018	2,920	243,883	11,343	(1,416)	(210,544)	46,186
BALANCE at Dec. 31, 2018	3,110	250,192	11,955	(1,416)	(222,520)	41,321
CHANGES FOR
Issuance of share capital, net	890	10,437				11,327
Employee stock options exercised	1	27	(27)			1
Employee stock options forfeited and expired		866	(866)
Share-based compensation			773			773
Comprehensive loss for the period					(11,640)	(11,640)
BALANCE at Jun. 30, 2019	$ 4,001	$ 261,522	$ 11,835	$ (1,416)	$ (234,160)	$ 41,782